Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Segment and Corporate activities
Revenue from contracts with customers	€ 4,323,175	€ 3,973,470	€ 12,617,501	€ 12,014,077
Other revenue external customers	95,828	84,382	279,091	233,109
Revenue external customers	4,419,003	4,057,852	12,896,592	12,247,186
Revenue	4,419,003	4,057,852	12,896,592	12,247,186
Operating income	595,388	526,722	1,653,195	2,424,697
Interest	(104,724)	(75,910)	(326,927)	(243,551)
Income before income taxes	490,664	450,812	1,326,268	2,181,146
Depreciation and amortization	(409,285)	(178,781)	(1,158,662)	(534,017)
Income (loss) from equity method investees	20,544	17,990	63,058	52,417
Total assets	33,169,403	25,587,086	33,169,403	25,587,086	€ 26,242,268
thereof investments in equity method investees	682,617	630,079	682,617	630,079	€ 649,780
Additions of property, plant and equipment and intangible assets	472,391	340,865	1,276,875	854,845
Operating Segments
Segment and Corporate activities
Revenue from contracts with customers	4,317,403	3,970,140	12,602,169	12,002,996
Other revenue external customers	95,828	84,382	279,091	233,109
Revenue external customers	4,413,231	4,054,522	12,881,260	12,236,105
Inter-segment revenue	869	392	2,382	2,294
Revenue	4,414,100	4,054,914	12,883,642	12,238,399
Operating income	678,268	677,254	1,895,048	2,716,646
Depreciation and amortization	(348,476)	(137,748)	(982,468)	(413,248)
Income (loss) from equity method investees	20,544	18,990	63,058	53,417
Total assets	30,056,872	23,140,471	30,056,872	23,140,471
thereof investments in equity method investees	682,617	630,079	682,617	630,079
Additions of property, plant and equipment and intangible assets	382,527	240,665	1,033,446	656,144
Operating Segments | North America Segment
Segment and Corporate activities
Revenue from contracts with customers	3,002,068	2,780,991	8,828,904	8,420,185
Other revenue external customers	71,271	61,764	192,305	168,332
Revenue external customers	3,073,339	2,842,755	9,021,209	8,588,517
Inter-segment revenue	719	139	1,694	1,369
Revenue	3,074,058	2,842,894	9,022,903	8,589,886
Operating income	477,432	525,191	1,278,706	2,173,372
Depreciation and amortization	(269,219)	(94,084)	(747,405)	(279,731)
Income (loss) from equity method investees	20,124	20,236	65,953	57,897
Total assets	22,353,520	16,519,127	22,353,520	16,519,127
thereof investments in equity method investees	385,604	331,961	385,604	331,961
Additions of property, plant and equipment and intangible assets	286,472	145,109	777,523	459,768
Operating Segments | EMEA Segment
Segment and Corporate activities
Revenue from contracts with customers	676,340	611,862	1,951,464	1,887,078
Other revenue external customers	6,943	7,661	32,612	20,565
Revenue external customers	683,283	619,523	1,984,076	1,907,643
Inter-segment revenue	21		21	303
Revenue	683,304	619,523	1,984,097	1,907,946
Operating income	99,878	87,283	334,043	301,140
Depreciation and amortization	(45,518)	(28,962)	(139,863)	(86,240)
Income (loss) from equity method investees	(831)	(2,249)	(5,352)	(6,964)
Total assets	4,056,993	3,687,215	4,056,993	3,687,215
thereof investments in equity method investees	173,610	175,220	173,610	175,220
Additions of property, plant and equipment and intangible assets	46,154	36,451	131,298	102,427
Operating Segments | Asia-Pacific Segment
Segment and Corporate activities
Revenue from contracts with customers	457,715	407,369	1,308,409	1,193,561
Other revenue external customers	16,836	14,089	51,714	41,578
Revenue external customers	474,551	421,458	1,360,123	1,235,139
Inter-segment revenue	35	150	491	468
Revenue	474,586	421,608	1,360,614	1,235,607
Operating income	90,382	66,284	254,441	218,355
Depreciation and amortization	(24,709)	(11,525)	(70,139)	(33,671)
Income (loss) from equity method investees	1,039	680	1,601	1,774
Total assets	2,746,848	2,240,919	2,746,848	2,240,919
thereof investments in equity method investees	98,863	98,380	98,863	98,380
Additions of property, plant and equipment and intangible assets	37,789	13,791	83,707	37,207
Operating Segments | Latin America Segment
Segment and Corporate activities
Revenue from contracts with customers	181,280	169,918	513,392	502,172
Other revenue external customers	778	868	2,460	2,634
Revenue external customers	182,058	170,786	515,852	504,806
Inter-segment revenue	94	103	176	154
Revenue	182,152	170,889	516,028	504,960
Operating income	10,576	(1,504)	27,858	23,779
Depreciation and amortization	(9,030)	(3,177)	(25,061)	(13,606)
Income (loss) from equity method investees	212	323	856	710
Total assets	899,511	693,210	899,511	693,210
thereof investments in equity method investees	24,540	24,518	24,540	24,518
Additions of property, plant and equipment and intangible assets	12,112	45,314	40,918	56,742
Corporate
Segment and Corporate activities
Revenue from contracts with customers	5,772	3,330	15,332	11,081
Revenue external customers	5,772	3,330	15,332	11,081
Inter-segment revenue	(869)	(392)	(2,382)	(2,294)
Revenue	4,903	2,938	12,950	8,787
Operating income	(82,880)	(150,532)	(241,853)	(291,949)
Depreciation and amortization	(60,809)	(41,033)	(176,194)	(120,769)
Income (loss) from equity method investees		(1,000)		(1,000)
Total assets	3,112,531	2,446,615	3,112,531	2,446,615
Additions of property, plant and equipment and intangible assets	€ 89,864	€ 100,200	€ 243,429	€ 198,701